Segment Information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments:
Aeronautical revenue	$ 14,072,517	$ 9,408,599	$ 5,412,418
Non aeronautical revenue	8,548,671	6,229,896	3,555,227
Revenue for construction services	2,692,694	3,146,166	3,657,086
Total	25,313,882	18,784,661	12,624,731
Operating profit	14,698,149	8,657,674	3,276,176
Total assets	70,919,521	65,830,728
Total liabilities	21,903,914	20,060,672
Exchange rate translation from non-current assets (***)	(1,767,962)	144,217	800,638
Amortization and depreciation	(2,059,237)	(1,993,342)	(1,934,766)
Operating segments
Operating segments:
Aeronautical revenue	14,072,517	9,408,599	5,412,418
Non aeronautical revenue	8,548,671	6,229,896	3,555,227
Revenue for construction services	2,692,694	3,146,166	3,657,086
Operating profit	14,698,149	8,657,674	3,276,176
Non-current assets	52,839,351	54,168,628	52,695,162
Total assets	70,919,521	65,830,728	60,411,211
Total liabilities	21,903,914	20,060,672	18,718,005
Improvements to assets under concession and acquisition of furniture and equipment in the period	2,775,773	3,676,719	3,328,560
Amortization and depreciation	(2,059,237)	(1,993,342)	(1,934,766)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	12,257,424	8,175,710	4,115,664
Non aeronautical revenue	1,422,651	1,004,332	461,502
Total	13,680,075	9,180,042	4,577,166
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,815,093	1,232,889	1,296,754
Non aeronautical revenue	7,126,020	5,225,564	3,093,725
Revenue for construction services	2,692,694	3,146,166	3,657,086
Total	11,633,807	9,604,619	8,047,565
Aeropuerto de Cancun, S. A. de C. V. | Operating segments
Operating segments:
Aeronautical revenue	7,515,691	4,644,489	2,218,230
Non aeronautical revenue	5,854,262	4,038,222	2,252,157
Revenue for construction services	910,812	1,210,514	1,855,747
Operating profit	9,022,518	5,406,719	2,079,965
Non-current assets	20,397,710	20,142,279	18,899,582
Total assets	30,024,926	26,169,097	22,406,388
Total liabilities	6,713,813	7,480,794	5,557,692
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,062,108	1,535,850	1,720,381
Amortization and depreciation	(610,864)	(546,795)	(487,333)
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	6,628,035	4,009,238	1,888,076
Non aeronautical revenue	1,085,461	687,390	319,367
Total	7,713,496	4,696,628	2,207,443
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	887,656	635,251	330,154
Non aeronautical revenue	4,768,801	3,350,832	1,932,790
Revenue for construction services	910,812	1,210,514	1,855,747
Total	6,567,269	5,196,597	4,118,691
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	2,100,276	2,027,188	1,808,102
Non aeronautical revenue	1,598,601	1,394,346	740,450
Revenue for construction services	411,152	231,301	353,686
Operating profit	2,149,776	1,526,642	923,518
Non-current assets	19,071,914	20,330,478	20,229,990
Total assets	23,292,857	22,988,431	21,630,906
Total liabilities	12,177,362	8,876,260	8,934,439
Improvements to assets under concession and acquisition of furniture and equipment in the period	440,627	230,344	400,500
Amortization and depreciation	(724,294)	(740,075)	(746,524)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,411,532	1,588,161	953,715
Non aeronautical revenue	337,190	316,942	142,135
Total	1,748,722	1,905,103	1,095,850
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	688,744	439,027	854,387
Non aeronautical revenue	1,261,411	1,077,404	598,315
Revenue for construction services	411,152	231,301	353,686
Total	2,361,307	1,747,732	1,806,388
Airplan | Operating segments
Operating segments:
Aeronautical revenue	2,027,061	1,174,762	488,981
Non aeronautical revenue	652,280	450,604	296,961
Revenue for construction services	12,922	6,261	6,918
Operating profit	1,233,502	430,817	(242,234)
Non-current assets	3,396,813	4,526,009	5,604,037
Total assets	4,924,236	5,556,098	6,090,371
Total liabilities	2,457,168	3,255,579	3,826,600
Improvements to assets under concession and acquisition of furniture and equipment in the period	12,695	4,537	6,918
Amortization and depreciation	(415,829)	(445,236)	(461,563)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,967,114	1,142,604	459,655
Total	1,967,114	1,142,604	459,655
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	59,947	32,158	29,326
Non aeronautical revenue	652,280	450,604	296,961
Revenue for construction services	12,922	6,261	6,918
Total	725,149	489,023	333,205
Merida | Operating segments
Operating segments:
Aeronautical revenue	799,661	467,065	281,659
Non aeronautical revenue	168,802	129,797	90,431
Revenue for construction services	553,361	795,208	728,718
Operating profit	557,128	247,576	95,167
Non-current assets	3,593,843	3,220,164	2,426,454
Total assets	4,043,180	3,562,271	2,913,304
Total liabilities	81,660	30,724	49,910
Improvements to assets under concession and acquisition of furniture and equipment in the period	476,164	899,603	570,940
Amortization and depreciation	(70,397)	(53,733)	(49,427)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	745,695	429,884	254,210
Total	745,695	429,884	254,210
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	53,966	37,181	27,449
Non aeronautical revenue	168,802	129,797	90,431
Revenue for construction services	553,361	795,208	728,718
Total	776,129	962,186	846,598
Villahermosa [member] | Operating segments
Operating segments:
Aeronautical revenue	316,367	211,238	132,751
Non aeronautical revenue	64,553	49,410	42,103
Revenue for construction services	105,690	123,936	154,155
Operating profit	193,390	95,027	40,020
Non-current assets	1,250,325	1,246,279	1,097,864
Total assets	1,497,541	1,456,118	1,345,826
Total liabilities	125,739	101,020	78,198
Improvements to assets under concession and acquisition of furniture and equipment in the period	50,654	179,968	118,736
Amortization and depreciation	(38,317)	(35,601)	(31,897)
Villahermosa [member] | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	290,593	191,766	120,688
Total	290,593	191,766	120,688
Villahermosa [member] | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	25,774	19,472	12,063
Non aeronautical revenue	64,553	49,410	42,103
Revenue for construction services	105,690	123,936	154,155
Total	196,017	192,818	208,321
Holding & service | Operating segments
Operating segments:
Non aeronautical revenue	872,592	1,191,810	1,265,920
Operating profit	806,419	546,457	327,631
Non-current assets	40,386,563	36,791,385	33,164,914
Total assets	41,149,776	37,190,823	33,834,595
Total liabilities	161,001	70,852	184,800
Amortization and depreciation	906	(1,677)	(6,976)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	872,592	1,191,810	1,265,920
Total	872,592	1,191,810	1,265,920
Other | Operating segments
Operating segments:
Aeronautical revenue	1,313,461	883,857	482,695
Non aeronautical revenue	210,173	167,517	133,496
Revenue for construction services	698,757	778,946	557,862
Operating profit	735,416	404,436	52,109
Non-current assets	6,217,622	5,754,925	5,029,721
Total assets	7,462,444	6,750,781	5,947,221
Total liabilities	187,171	245,443	86,366
Improvements to assets under concession and acquisition of furniture and equipment in the period	733,525	826,417	511,085
Amortization and depreciation	(200,442)	(170,225)	(151,046)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,214,455	814,057	439,320
Total	1,214,455	814,057	439,320
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	99,006	69,800	43,375
Non aeronautical revenue	210,173	167,517	133,496
Revenue for construction services	698,757	778,946	557,862
Total	1,007,936	1,016,263	734,733
Consolidation adjustments | Operating segments
Operating segments:
Non aeronautical revenue	(872,592)	(1,191,810)	(1,266,291)
Non-current assets	(41,475,439)	(37,842,891)	(33,757,400)
Total assets	(41,475,439)	(37,842,891)	(33,757,400)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical revenue	(872,592)	(1,191,810)	(1,266,291)
Total	$ (872,592)	$ (1,191,810)	$ (1,266,291)